Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings per Share
Earnings per Share [Text Block]

Note 8.       Earnings per Share

(In millions except per share amounts)	2012	2011	2010

Income from Continuing Operations	$1,258.4	$1,023.4	$986.1
(Loss) Income from Discontinued Operations	(19.2)	1.7	47.0
(Loss) Gain on Disposal of Discontinued Operations, Net	(61.3)	304.8	2.5

Net Income	1,177.9	1,329.9	1,035.6

Less: Income Allocable to Participating Securities	—	—	(0.2)

Net Income for Earnings per Share	$1,177.9	$1,329.9	$1,035.4

Basic Weighted Average Shares	363.8	380.8	403.3
Plus Effect of:
Convertible debentures	—	0.6	2.9
Stock options and restricted units	2.8	3.4	3.2

Diluted Weighted Average Shares	366.6	384.8	409.4

Basic Earnings per Share:
Continuing operations	$3.46	$2.69	$2.45
Discontinued operations	(.22)	.80	.12

	$3.24	$3.49	$2.57

Diluted Earnings per Share:
Continuing operations	$3.43	$2.66	$2.41
Discontinued operations	(.22)	.80	.12

	$3.21	$3.46	$2.53

       Options to purchase 7.2 million, 6.9 million and 8.1 million shares of common stock were not included in the computation of diluted earnings per share for 2012, 2011 and 2010, respectively, because their effect would have been antidilutive.